Note 7 - Loan Information (Details) - Allowance For Loan Losses - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Allowance for loan losses:
Beginning balance	$ 2,761	$ 2,792	$ 2,792	$ 2,594
Ending balance	2,834	2,737	2,761	2,792
Ending balance:
Allowance, individually evaluated for impairment			6		$ 9
Ending balance:
Allowance, collectively evaluated for impairment			2,755	2,792	2,825
Total allowance for loan losses ending balance	2,761	2,792	2,761	2,792	2,834
Ending balance:
Loans, individually evaluated for impairment			1,472	1,325	2,585
Ending balance:
Loans, collectively evaluated for impairment			283,375	277,127	298,863
Total loans ending balance			284,847	278,452	301,448
Allowance for loan losses:
Charge-offs	(15)	(98)	(101)	(154)
Recoveries	8	13	15	7
Provision (benefit)	80	30	55	345
Residential Portfolio Segment [Member]
Allowance for loan losses:
Beginning balance	1,085	1,174	1,174
Ending balance	1,070	1,027	1,085	1,174
Ending balance:
Allowance, collectively evaluated for impairment			1,085		1,070
Total allowance for loan losses ending balance	1,085	1,174	1,085	1,174	1,070
Ending balance:
Loans, individually evaluated for impairment			170
Ending balance:
Loans, collectively evaluated for impairment			132,383		138,138
Total loans ending balance			132,553		138,138
Allowance for loan losses:
Charge-offs		(98)
Recoveries		11
Provision (benefit)	(15)	(60)
Commercial Real Estate Portfolio Segment [Member]
Allowance for loan losses:
Beginning balance	738	728	728
Ending balance	668	683	738	728
Ending balance:
Allowance, collectively evaluated for impairment			738		668
Total allowance for loan losses ending balance	738	728	738	728	668
Ending balance:
Loans, individually evaluated for impairment			860		2,184
Ending balance:
Loans, collectively evaluated for impairment			54,724		53,478
Total loans ending balance			55,584		55,662
Allowance for loan losses:
Provision (benefit)	(70)	(45)
Construction and Land Development Real Estate Portfolio Segment [Member]
Allowance for loan losses:
Beginning balance	249	224	224
Ending balance	369	383	249	224
Ending balance:
Allowance, collectively evaluated for impairment			249		369
Total allowance for loan losses ending balance	249	224	249	224	369
Ending balance:
Loans, collectively evaluated for impairment			13,234		18,406
Total loans ending balance			13,234		18,406
Allowance for loan losses:
Provision (benefit)	120	159
Home Equity Portfolio Segment [Member]
Allowance for loan losses:
Beginning balance	324	301	301
Ending balance	323	295	324	301
Ending balance:
Allowance, collectively evaluated for impairment			324		323
Total allowance for loan losses ending balance	324	301	324	301	323
Ending balance:
Loans, individually evaluated for impairment			3
Ending balance:
Loans, collectively evaluated for impairment			46,400		46,454
Total loans ending balance			46,403		46,454
Allowance for loan losses:
Provision (benefit)	(1)	(6)
Commercial Portfolio Segment [Member]
Allowance for loan losses:
Beginning balance	227	243	243
Ending balance	271	234	227	243
Ending balance:
Allowance, individually evaluated for impairment			6		9
Ending balance:
Allowance, collectively evaluated for impairment			221		262
Total allowance for loan losses ending balance	227	243	227	243	271
Ending balance:
Loans, individually evaluated for impairment			439		401
Ending balance:
Loans, collectively evaluated for impairment			20,058		26,144
Total loans ending balance			20,497		26,545
Allowance for loan losses:
Recoveries		2
Provision (benefit)	44	(11)
Consumer Portfolio Segment [Member]
Allowance for loan losses:
Beginning balance	134	90	90
Ending balance	124	99	134	90
Ending balance:
Allowance, collectively evaluated for impairment			134		124
Total allowance for loan losses ending balance	134	90	134	90	124
Ending balance:
Loans, collectively evaluated for impairment			16,576		16,243
Total loans ending balance			16,576		16,243
Allowance for loan losses:
Charge-offs	(15)
Recoveries	8
Provision (benefit)	(3)	9
Unallocated Financing Receivables [Member]
Allowance for loan losses:
Beginning balance	4	32	32
Ending balance	9	16	4	32
Ending balance:
Allowance, collectively evaluated for impairment			4		9
Total allowance for loan losses ending balance	4	32	$ 4	$ 32	$ 9
Allowance for loan losses:
Provision (benefit)	$ 5	$ (16)